Quarterly Holdings Report
for
Fidelity Freedom® Blend Funds
Fidelity Freedom® Blend 2050 Fund
December 31, 2024
FBF-Y50-NPRT3-0325
1.9892478.106
Bond Funds - 6.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,514,942	14,634,341
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	153,746	1,133,105
Fidelity Series Emerging Markets Debt Fund (b)	1,590,010	12,561,081
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	421,545	3,604,207
Fidelity Series Floating Rate High Income Fund (b)	264,686	2,382,170
Fidelity Series High Income Fund (b)	1,536,546	13,229,665
Fidelity Series International Developed Markets Bond Index Fund (b)	2,690,233	23,351,224
Fidelity Series Long-Term Treasury Bond Index Fund (b)	16,332,702	86,726,650
Fidelity Series Real Estate Income Fund (b)	242,387	2,380,238
TOTAL BOND FUNDS (Cost $183,561,134)		160,002,681

Domestic Equity Funds - 54.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	15,148,009	300,536,492
Fidelity Series Commodity Strategy Fund (b)	56,495	4,867,649
Fidelity Series Large Cap Growth Index Fund (b)	7,661,061	194,590,953
Fidelity Series Large Cap Stock Fund (b)	7,732,149	177,452,816
Fidelity Series Large Cap Value Index Fund (b)	22,716,463	370,505,506
Fidelity Series Small Cap Core Fund (b)	7,963,024	97,228,523
Fidelity Series Small Cap Opportunities Fund (b)	2,845,438	41,628,755
Fidelity Series Value Discovery Fund (b)	8,421,616	130,535,049
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,051,537,656)		1,317,345,743

International Equity Funds - 38.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,519,154	70,860,334
Fidelity Series Emerging Markets Fund (b)	6,781,347	58,862,089
Fidelity Series Emerging Markets Opportunities Fund (b)	13,009,696	238,337,632
Fidelity Series International Growth Fund (b)	9,214,165	160,602,904
Fidelity Series International Index Fund (b)	5,202,272	61,646,925
Fidelity Series International Small Cap Fund (b)	2,049,445	33,201,012
Fidelity Series International Value Fund (b)	13,559,855	161,633,475
Fidelity Series Overseas Fund (b)	11,974,591	160,938,503
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $899,115,043)		946,082,874

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025 (d)	4.58	20,000	19,966
US Treasury Bills 0% 1/2/2025 (d)	4.52 to 4.55	720,000	720,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	1,400,000	1,396,533
US Treasury Bills 0% 1/30/2025 (d)	4.45 to 4.51	2,980,000	2,970,196
US Treasury Bills 0% 1/9/2025 (d)	4.58	240,000	239,804
US Treasury Bills 0% 2/27/2025 (d)	4.45	360,000	357,636
US Treasury Bills 0% 2/6/2025 (d)	4.47	30,000	29,877
US Treasury Bills 0% 3/13/2025 (d)	4.30 to 4.33	220,000	218,212
US Treasury Bills 0% 3/27/2025 (d)	4.28	530,000	524,819
US Treasury Bills 0% 3/6/2025 (d)	4.39	180,000	178,682
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,654,045)			6,655,725

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $1,430,591)	4.36	1,430,305	1,430,591

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,142,298,469)	2,431,517,614
NET OTHER ASSETS (LIABILITIES) - 0.0%	922,869
NET ASSETS - 100.0%	2,432,440,483

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	190	Mar 2025	21,541,250	(712,954)	(712,954)
ICE MSCI Emerging Markets Index Contracts (United States)	668	Mar 2025	35,864,920	(1,242,687)	(1,242,687)

TOTAL EQUITY CONTRACTS					(1,955,641)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	396	Mar 2025	43,065,000	(364,947)	(364,947)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	485	Mar 2025	55,214,219	(1,724,494)	(1,724,494)

TOTAL INTEREST RATE CONTRACTS					(2,089,441)

TOTAL PURCHASED					(4,045,082)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	155	Mar 2025	46,002,063	1,454,841	1,454,841

TOTAL FUTURES CONTRACTS					(2,590,241)
The notional amount of futures purchased as a percentage of Net Assets is 6.5%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,604,726.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,697,763	46,828,319	47,095,470	99,580	(21)	-	1,430,591	1,430,305	0.0%
Total	1,697,763	46,828,319	47,095,470	99,580	(21)	-	1,430,591	1,430,305

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	890,067	16,491,373	2,649,404	286,394	(21,290)	(76,405)	14,634,341	1,514,942
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	901,481	312,847	39,272	36,956	178	(42,129)	1,133,105	153,746
Fidelity Series Blue Chip Growth Fund	223,193,092	105,164,199	56,282,774	23,627,199	1,421,249	27,040,726	300,536,492	15,148,009
Fidelity Series Canada Fund	51,713,696	22,346,088	3,947,275	2,087,167	(18,287)	766,112	70,860,334	4,519,154
Fidelity Series Commodity Strategy Fund	12,259,675	6,081,290	12,717,574	515,913	(5,457,989)	4,702,247	4,867,649	56,495
Fidelity Series Corporate Bond Fund	-	490,046	494,263	1,526	4,217	-	-	-
Fidelity Series Emerging Markets Debt Fund	9,367,686	3,626,351	432,329	463,095	1,718	(2,345)	12,561,081	1,590,010
Fidelity Series Emerging Markets Debt Local Currency Fund	2,980,328	937,573	109,958	165,082	(422)	(203,314)	3,604,207	421,545
Fidelity Series Emerging Markets Fund	48,564,170	16,601,680	4,866,319	1,630,907	82,237	(1,519,679)	58,862,089	6,781,347
Fidelity Series Emerging Markets Opportunities Fund	195,929,014	66,538,585	26,491,756	4,841,731	(1,204,509)	3,566,298	238,337,632	13,009,696
Fidelity Series Floating Rate High Income Fund	1,777,191	692,664	78,541	140,887	6	(9,150)	2,382,170	264,686
Fidelity Series Government Bond Index Fund	-	978,228	979,996	2,230	1,768	-	-	-
Fidelity Series Government Money Market Fund	4,909	636,526	641,435	5,968	-	-	-	-
Fidelity Series High Income Fund	9,569,338	4,288,432	789,584	574,258	10,923	150,556	13,229,665	1,536,546
Fidelity Series International Developed Markets Bond Index Fund	-	24,280,232	365,305	392,563	(1,049)	(562,654)	23,351,224	2,690,233
Fidelity Series International Growth Fund	130,317,936	51,297,464	10,115,171	6,588,242	91,208	(10,988,533)	160,602,904	9,214,165
Fidelity Series International Index Fund	49,114,740	18,601,223	2,532,933	1,787,148	(43,214)	(3,492,891)	61,646,925	5,202,272
Fidelity Series International Small Cap Fund	27,507,027	11,138,925	2,675,403	3,132,189	28,892	(2,798,429)	33,201,012	2,049,445
Fidelity Series International Value Fund	131,295,786	50,039,118	9,501,084	7,199,388	(71,534)	(10,128,811)	161,633,475	13,559,855
Fidelity Series Investment Grade Bond Fund	-	929,267	934,134	2,687	4,867	-	-	-
Fidelity Series Investment Grade Securitized Fund	-	481,614	484,407	1,383	2,793	-	-	-
Fidelity Series Large Cap Growth Index Fund	141,319,315	53,460,908	30,585,579	1,072,659	1,048,771	29,347,538	194,590,953	7,661,061
Fidelity Series Large Cap Stock Fund	149,997,355	53,927,231	34,854,551	12,254,563	3,180,006	5,202,775	177,452,816	7,732,149
Fidelity Series Large Cap Value Index Fund	268,187,939	134,938,778	37,068,215	10,742,972	1,268,525	3,178,479	370,505,506	22,716,463
Fidelity Series Long-Term Treasury Bond Index Fund	88,721,076	27,435,216	23,837,299	2,327,892	(4,467,696)	(1,124,647)	86,726,650	16,332,702
Fidelity Series Overseas Fund	130,620,895	45,830,371	7,056,250	3,551,015	(139,565)	(8,316,948)	160,938,503	11,974,591
Fidelity Series Real Estate Income Fund	1,777,542	663,004	78,544	111,222	1,602	16,634	2,380,238	242,387
Fidelity Series Short-Term Credit Fund	231,051	-	229,878	265	5,049	(6,222)	-	-
Fidelity Series Small Cap Core Fund	2,711,028	100,033,109	7,701,784	996,964	233,081	1,953,089	97,228,523	7,963,024
Fidelity Series Small Cap Opportunities Fund	66,180,174	15,518,381	37,898,977	3,743,192	1,686,757	(3,857,580)	41,628,755	2,845,438
Fidelity Series Treasury Bill Index Fund	21,221	1,851,061	1,872,442	18,421	160	-	-	-
Fidelity Series Value Discovery Fund	98,661,231	51,707,714	16,812,181	5,070,241	403,325	(3,425,040)	130,535,049	8,421,616
	1,843,814,963	887,319,498	335,124,617	93,372,319	(1,948,223)	29,369,677	2,423,431,298	163,601,577

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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